Note 10 - Related Party Transactions	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]
10.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers and companies controlled by them. The remuneration that was paid or accrued to the directors and other members of key management personnel during the years ended March 31, 2025, 2024 and 2023 was as follows:

	Management fees	Investor relation fees	Consulting fees	Share-based payments	Total

Year ended March 31, 2025
Current and former directors, officers and companies controlled by them	$808,550	$-	$-	$634,830	$1,443,380

Year ended March 31, 2024
Current and former directors, officers and companies controlled by them	$754,542	$-	$-	$717,725	$1,472,267

Year ended March 31, 2023
Current and former directors, officers and companies controlled by them	$381,819	$66,530	$65,000	$804,016	$1,317,365

Additionally, please refer to Notes 5 and 8 on the long-term related party promissory note and short-term related party loan payable.

During the year ended March 31, 2025, the Company issued 1,369,810 common shares to Denison pursuant to the option agreement. Please refer to Notes 6 and 9. No other fee was paid or accrued to Denison during the year ended March 31, 2025.

The amounts due to/from related parties included in accounts receivable, and accounts payable and accrued liabilities, are unsecured, non-interest bearing, and have no specific terms of repayment, and are as follows:

	March 31, 2025	March 31, 2024

Current and former directors, officers and companies controlled by them	$135,411	$86,980
Due from Rio Grande, a company related by virtue of a common officer	$68,825	$-